UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SBC Financial Services Inc.
Address:   2401 Cedar Springs Rd
           Dallas, TX 75201

Form 13F File Number: 28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:



/s/ Rodric E. Cummins          Dallas, TX              2/17/2005
-----------------------  -----------------------     ------------
      [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number         Name

   28- 2321                     Alliance Capital Management, L.P.
   28-05508                     Aronson + Johnson + Ortiz, LP
   28-1006                      Barrow, Hanley, Mewhinney & Strauss, Inc.
   28-5703                      BlackRock Advisors, Inc.
   28-5703                      BlackRock Institutional
   28-00096                     Capital Guardian Trust Company
   28-3706                      Equinox Capital Management
   28-10956                     Genesis Investment Management LTD
   28-10956                     Genesis, International
   28-10312                     Goldman Sachs Asset Management
   28-05139                     High Rock Capital, LLC
   28-398                       Loomis, Sayles & Company, Inc./Fixed Inc. Group
   28-06748                     Marsico Capital Management, LLC
   28-290                       Northern Trust Investments, Inc.
   28-03591                     Numeric Investors LP
   28-07376                     Oechsle International Advisors, LLC
   28-4976                      Pacific Investment Management Co. LLC (PIMCO)
   28-04643                     Payden & Rygel
   28-10372                     Philadelphia International Advisors, LP
   28-00969                     Provident Investment Counsel
   28-04357                     RCM Capital Management LLC
   28-05734                     Sands Capital Management, Inc.
   28-2293                      TimesSquare Capital Management, Inc.
   28-00620                     Trust Company of the West (TCW)
   28-05591                     Walter Scott & Partners Limited
   28-10245                     Western Asset Management Co.
   28-10245                     Western Asset Limited